MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 039 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 21,939,667	$ 19,742,688
Total Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	3,753,541,191	3,508,054,751
Total investments at contract value	624,833,805	642,246,984
NET ASSETS AVAILABLE FOR BENEFITS	4,378,374,996	4,150,301,735
Total Master Trust | Collective trust funds
EBP, Master Trust [Line Items]
Total investments at fair value	3,032,320,108	2,724,283,304
Total Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	281,035,694	259,244,383
Total Master Trust | Company common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	440,185,389	524,527,064
Total Master Trust | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	140,682,164	177,804,916
Total Master Trust | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	484,151,641	464,442,068
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	16,946,861	14,840,612
Total investments at contract value	4,221,170	4,223,139
NET ASSETS AVAILABLE FOR BENEFITS	21,168,031	19,063,751
Plan's Interest in Master Trust | Collective trust funds
EBP, Master Trust [Line Items]
Total investments at fair value	13,781,342	11,826,514
Plan's Interest in Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	1,913,944	1,705,203
Plan's Interest in Master Trust | Company common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	1,251,575	1,308,895
Plan's Interest in Master Trust | Guaranteed investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	950,402	1,169,168
Plan's Interest in Master Trust | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	$ 3,270,768	$ 3,053,971